Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Segment Reporting) (Details) (Predecessor [Member])	12 Months Ended
Dec. 31, 2013 geographic_area segment
Predecessor [Member]
Segment Reporting Information [Line Items]
Number of industry segments	1
Number of geographic areas	1